WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrant Derivative Liability $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($) shares
Summary of Warrant Derivative Liability [Abstract]
Number of Warrants Outstanding | shares	18,955,281
Fair Value of Warrant Derivative | $	$ 4,930
Items that were classified to net loss:
Number of Warrants Outstanding, Change in fair value | shares
Fair Value of Warrant Derivative, Change in fair value | $	$ (2,909)
Number of Warrants Outstanding | shares	18,955,281
Fair Value of Warrant Derivative | $	$ 2,021